UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   January 24, 2011
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        39
Form 13F Information Table Value Total:       83070
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2441    50350 SH       Sole                                      50350
AFLAC INC COM                  COM              001055102     1402    24850 SH       Sole                                      24850
APPLE COMPUTER INC COM         COM              037833100     2698     8365 SH       Sole                                       8365
BCE INC COM                    COM              05534B760     1319    37200 SH       Sole                                      37200
CISCO SYS INC COM              COM              17275R102     1808    89386 SH       Sole                                      89386
COCA COLA CO COM               COM              191216100     3204    48718 SH       Sole                                      48718
DU PONT E I DE NEMOURS COM     COM              263534109      213     4278 SH       Sole                                       4278
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     1721    96650 SH       Sole                                      96650
ECOLAB INC                     COM              278865100     2224    44101 SH       Sole                                      44101
ENTERPRISE PRODUCTS            COM              293792107      387     9300 SH       Sole                                       9300
EXXON MOBIL CORP COM           COM              30231G102     3140    42944 SH       Sole                                      42944
FISERV INC COM                 COM              337738108     1173    20025 SH       Sole                                      20025
GENERAL DYNAMICS CORP COM      COM              369550108      966    13610 SH       Sole                                      13610
GENERAL ELEC CO COM            COM              369604103      297    16219 SH       Sole                                      16219
GENERAL MLS INC COM            COM              370334104     2491    70000 SH       Sole                                      70000
INTEL CORP COM                 COM              458140100     2647   125851 SH       Sole                                     125851
JACOBS ENGR GROUP DEL COM      COM              469814107     1832    39950 SH       Sole                                      39950
JOHNSON & JOHNSON COM          COM              478160104     3548    57363 SH       Sole                                      57363
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1848    26307 SH       Sole                                      26307
MEDTRONIC INC COM              COM              585055106     2439    65754 SH       Sole                                      65754
MICROSOFT CORP COM             COM              594918104     2845   101927 SH       Sole                                     101927
NIKE INC CL B                  COM              654106103     2443    28600 SH       Sole                                      28600
ORACLE CORP COM                COM              68389X105     2117    67650 SH       Sole                                      67650
PEPSICO INC COM                COM              713448108     3358    51407 SH       Sole                                      51407
PROCTER & GAMBLE CO COM        COM              742718109     2982    46354 SH       Sole                                      46354
SCHLUMBERGER LTD COM           COM              806857108     2355    28200 SH       Sole                                      28200
STAPLES INC COM                COM              855030102     2083    91475 SH       Sole                                      91475
STRYKER CORP COM               COM              863667101     2320    43209 SH       Sole                                      43209
T ROWE PRICE GROUP INC         COM              74144T108     3173    49161 SH       Sole                                      49161
TJX COS INC NEW COM            COM              872540109     2407    54225 SH       Sole                                      54225
UNITED TECHNOLOGIES CP COM     COM              913017109     2667    33881 SH       Sole                                      33881
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2283    32950 SH       Sole                                      32950
WAL MART STORES INC COM        COM              931142103     2635    48851 SH       Sole                                      48851
NOVO-NORDISK A S ADR                            670100205     2714    24109 SH       Sole                                      24109
PETROLEO BRASILEIRO SA SPONSOR                  71654V408     1046    27650 SH       Sole                                      27650
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2245    33615 SH       Sole                                      33615
TEVA PHARMACEUTCL INDS ADR                      881624209     2275    43650 SH       Sole                                      43650
ISHARES TR MSCI EMERG MKT                       464287234     3026    63525 SH       Sole                                      63525
JPMORGAN CHASE CAP XVI PFD TR                   481228203      296    11800 SH       Sole                                      11800